Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	HCIM Trust
Central Index Key	0001577642
Amendment Flag	false
Document Creation Date	Apr. 29, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Hatteras Disciplined Opportunity Fund | Class A
Risk/Return:
Trading Symbol	HDOAX
Hatteras Disciplined Opportunity Fund | Institutional Class
Risk/Return:
Trading Symbol	HDOIX